Events after the reporting date	12 Months Ended
Mar. 31, 2025
Events after the reporting date [Abstract]
Events after the reporting date	Events after the reporting date
On April 1, 2025, May 7, 2025, June 1, 2025, and June 16, 2025, the Company granted Restricted Share Units (the
“RSUs”) pursuant to the Coincheck Group 2024 Omnibus Incentive Plan. These RSUs are subject to various vesting conditions with vesting dates up to, and including, March 31, 2028. If all of these RSUs were to vest, it would result in the issuance of 4,119,850 Ordinary Shares.